Note 5 - Vessel, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2015	140,389,916	(29,239,689)	111,150,227
- Depreciation for the year	-	(10,995,023)	(10,995,023)
- Sale of vessels	(10,550,000)	3,666,244	(6,883,756)
- Vessel held for sale	(5,091,539)	777,843	(4,313,696)
Balance, December 31, 2015	124,748,377	(35,790,625)	88,957,752
- Depreciation for the year	-	(8,788,121)	(8,788,121)
- Delivery of newbuilding vessel	31,831,439	-	31,831,439
- Vessel Acquisitions	4,958,345	-	4,958,345
- Sale of vessel	(3,749,135)	1,113,067	(2,636,068)
- Vessel held for sale	(18,410,922)	9,672,208	(8,738,714)
Balance, December 31, 2016	139,378,104	(33,793,471)	105,584,633